UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ];              Amendment Number:
   This Amendment (Check only one):
       [   ] is a restatement.
       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basswood Opportunity Partners Liquidating Fund, L.P.*
Address:  645 Madison Avenue
          10th Floor
          New York, New York 10022

Form 13F File Number: 028-10568

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500

Signature, Place, and Date of Signing:


/s/Matthew Lindenbaum    New York, New York    February 12, 2010
[Signature]              [City, State]         [Date]


Report Type (Check only one.):

[    ]    13F HOLDINGS REPORT.

[  X ]    13F NOTICE.

[    ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File No.  028-10569
Name:  Basswood Capital Management, L.L.C.

*Basswood Opportunity Partners Liquidating Fund, L.P. did not exercise investment discretion over accounts holding any
Section 13(f) securities as of December 31, 2009, and has ceased investment operations pending liquidation. Basswood Opportunity Partners Liquidating Fund, L.P. will not file any further Forms 13F.